Leases (Details Narrative) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Rent expenses	$ 3,730
Lease Settlement Agreement [Member] | Manoa Innovation Center [Member]
Rent expenses	$ 7,201	$ 7,929	$ 29,690	$ 32,049